Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Change in fair value of available-for-sale securities, income tax	$ 0	$ 3	$ (4)
Available-for-sale securities, reclassification to earnings, income tax	0	0	0
Foreign currency translation adjustments, income tax	18	(11)	(78)
Foreign currency, reclassification to earnings, income tax	0	0	0
Change in derivative fair value, income tax	108	56	34
Derivative reclassification to earnings, income tax	(22)	(41)	(41)
Pension, net actuarial loss for the period, income tax	117	57	70
Pension, net actuarial loss for the period, income tax	(6)	(12)	(1)
Parent Company
Change in fair value of available-for-sale securities, income tax	0	3	(4)
Available-for-sale securities, reclassification to earnings, income tax	0	0	0
Foreign currency translation adjustments, income tax	18	(11)	(78)
Foreign currency, reclassification to earnings, income tax	0	0	0
Change in derivative fair value, income tax	95	37	21
Derivative reclassification to earnings, income tax	(21)	(20)	(20)
Pension, net actuarial loss for the period, income tax	25	23	10
Pension, net actuarial loss for the period, income tax	$ (1)	$ (12)	$ 0